Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2022 and 2021:

	Weighted Average Life (in years)	2022		2021
(in thousands)		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	10.89	$203,549	($140,632)	$297,986	($202,569)
Developed technology	10.68	780,233	(407,401)	810,420	(400,021)
Customer base, trademarks, and non-compete agreements	12.38	227,171	(179,658)	263,878	(204,197)
	10.87	$1,210,953	($727,691)	$1,372,284	($806,787)
Unamortized Intangible Assets:
In-process research and development		$61,534		$61,939
Goodwill		2,352,569		2,350,763
		$2,414,103		$2,412,702
During 2022, certain fully amortized intangible assets with a gross carrying amount of $135.3 million were retired.
In-process research and development is from the acquisitions of NeuMoDx in 2020 and STAT-Dx in 2018. The estimated fair value of acquired in-process research and development projects which have not reached technological feasibility at the date of acquisition are capitalized and subsequently tested for impairment through completion of the development process, at which point the capitalized amounts are amortized over their estimated useful life. If a project is abandoned rather than completed, all capitalized amounts are written-off immediately.
The changes in intangible assets, excluding goodwill, for the years ended December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Balance at beginning of year	$627,436	$726,194
Additions	19,632	23,969
Additions from acquisitions	17,247	—
Amortization	(93,714)	(104,371)
Disposals	(35)	(4,571)
Impairments	(12,829)	—
Foreign currency translation adjustments	(12,941)	(13,785)
Balance at end of year	$544,796	$627,436
Intangible additions of $19.6 million in the above table include $10.9 million of cash paid during the year ended December 31, 2022 together with $7.0 million of additions which were previously recorded as prepayments and $1.7 million of additions that were accrued as of December 31, 2022. Cash paid for purchases of intangible assets during the year ended December 31, 2022 totaled $20.1 million of which $4.8 million is related to current year payments for assets that were accrued as of December 31, 2021 and $4.4 million is related to prepayments recorded in other long-term assets in the accompanying consolidated balance sheet.
Cash paid for intangible assets during the year ended December 31, 2021 totaled $16.6 million of which $8.4 million is related to payments in 2021 for licenses that were accrued as of December 31, 2020 and $0.2 million for prepayments recorded in other long-term assets in accompanying consolidated balance sheet. Intangible additions of $24.0 million in 2021 includes $15.0 million associated to a fully paid-up technology license received in exchange for a convertible note, $8.1 million of cash paid during the year and $0.9 million of additions which were previously recorded as prepayments.
Amortization expense on intangible assets totaled approximately $93.7 million, $104.4 million and $103.2 million, respectively, for the years ended December 31, 2022, 2021 and 2020. During the year ended December 31, 2022, we recorded a charge to restructuring, acquisition, integration and other, net in the accompanying statement of income, to fully impair a license with a carrying value of $12.8 million. This license was to use technology of Ellume Limited, Australia. In connection with Ellume starting insolvency proceedings in September 2022, we decided to cease all product development and manufacturing activities associated with this license and determined that there was no alternative use nor recoverable value. Accordingly, the license was fully impaired.
Amortization of intangibles for the next five years is expected to be approximately:

Years ended December 31, (in thousands)
2023	$87,794
2024	$84,412
2025	$73,280
2026	$65,875
2027	$60,410
The changes in goodwill for the years ended December 31, 2022 and 2021 are as follows:

(in thousands)	2022	2021
Balance at beginning of year	$2,350,763	$2,364,031
Business combinations	42,201	—
Purchase adjustments	(303)	33,716
Foreign currency translation adjustments	(40,092)	(46,984)
Balance at end of year	$2,352,569	$2,350,763
The changes in the carrying amount of goodwill during the year ended December 31, 2022 resulted primarily from the acquisition of BLIRT S.A. in May 2022 and foreign currency translation adjustments driven by changes in the euro, Australian dollar, Swiss franc and British pound. The changes in goodwill during the year ended December 31, 2021 resulted primarily from changes in foreign currency translation partially offset by purchase adjustments related to the acquisition of NeuMoDx.